ACQUISITIONS AND PRO FORMA RESULTS (Final Purchase Price Of Net Assets Acquired From Ascension) (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 31, 2012	Sep. 23, 2011 Ascension Orthopedics, Inc.	Sep. 23, 2011 Ascension Orthopedics, Inc. Technology-Based Intangible Assets	Sep. 23, 2011 Ascension Orthopedics, Inc. Customer Relationships	Sep. 23, 2011 Ascension Orthopedics, Inc. Supplier Relationship	Sep. 23, 2011 Ascension Orthopedics, Inc. Trade Name	Sep. 23, 2011 In-Process Research And Development Ascension Orthopedics, Inc.
Business Acquisition [Line Items]
Cash		$ 627
Inventory		12,760
Accounts receivable		2,917
Prepaid expenses		2,398
Property, plant and equipment		4,649
Other long-term assets		70
Deferred tax asset - long term		12,543
Intangible assets			7,885	5,750	4,510	560
In-process research and development							1,739
Goodwill	294,067	15,460
Total assets acquired		71,868
Accounts payable and other liabilities		5,827
Net assets acquired		$ 66,041
Weighted average life in years			10 years	12 years	10 years	1 year